Leases - Summary of Non-Cancelable Operating Leases (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Lease, Cost [Abstract]
Operating lease costs	$ 1,316
Net Lease Costs	1,316
Operating cash flows for operating leases	$ 1,373
Operating lease, weighted average remaining lease term	2 years 7 months 6 days
Operating lease, weighted average discount rate, percent	5.30%